UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes and Gray

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 to September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund II Schedule of Investments	September 30, 2007

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—100.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
Boeing Co.	6,911	$725,586
General Dynamics Corp.	3,577	302,149
Goodrich Corp.	1,104	75,326
Honeywell International, Inc.	6,599	392,442
L-3 Communications Holdings, Inc.	1,112	113,580
Lockheed Martin Corp.	3,062	332,196
Northrop Grumman Corp.	3,031	236,418
Precision Castparts Corp.	1,216	179,944
Raytheon Co.	3,856	246,090
Rockwell Collins, Inc.	1,470	107,369
United Technologies Corp.	8,745	703,798

		3,414,898

Air Freight & Logistics—0.8%
FedEx Corp.	2,723	285,234
United Parcel Service, Inc. (Class B)	9,257	695,201

		980,435

Air Freight & Logistics—0.1%
C. H. Robinson Worldwide, Inc.	1,522	82,629

Airlines—0.1%
Southwest Airlines Co.	6,589	97,517

Auto Components—0.2%
Johnson Controls, Inc.	1,746	206,220
The Goodyear Tire & Rubber Co.	1,860	56,563

		262,783

Automobiles—0.4%
Ford Motor Co. (a)	18,513	157,176
General Motors Corp.	4,989	183,096
Harley-Davidson, Inc.	2,215	102,355

		442,627

Beverages—2.2%
Anheuser-Busch Cos., Inc.	6,609	330,384
Brown-Forman Corp. (Class B)	763	57,156
Coca-Cola Enterprises, Inc.	2,513	60,865
Constellation Brands, Inc. (a)	1,710	41,399
Molson Coors Brewing Co.	601	59,902
Pepsi Bottling Group, Inc.	1,235	45,905
PepsiCo, Inc.	14,247	1,043,735
The Coca-Cola Co.	17,544	1,008,254

		2,647,600

Biotechnology—1.2%
Amgen, Inc. (a)	9,582	542,054
Biogen Idec, Inc. (a)	2,539	168,412
Celgene Corp. (a)	3,375	240,671
Genzyme Corp. (a)	2,325	144,057
Gilead Sciences, Inc. (a)	8,168	333,826

		1,429,020

Security Description	Shares	Value

Building Products—0.1%
American Standard Cos., Inc.	1,600	$56,992
Masco Corp.	3,237	75,001

		131,993

Capital Markets—3.4%
American Capital Strategies, Ltd.	1,657	70,804
Ameriprise Financial, Inc.	2,075	130,953
E*TRADE Financial Corp. (a)	3,749	48,962
Federated Investors, Inc. (Class B)	772	30,648
Franklin Resources, Inc.	1,432	182,580
Janus Capital Group, Inc.	1,391	39,337
Legg Mason, Inc.	1,171	98,704
Lehman Brothers Holdings, Inc.	4,680	288,896
Merrill Lynch & Co., Inc.	7,600	541,728
Morgan Stanley	9,281	584,703
Northern Trust Corp.	1,688	111,864
State Street Corp.	3,435	234,130
T. Rowe Price Group, Inc.	2,338	130,203
The Bank of New York Mellon Corp.	10,033	442,857
The Bear Stearns Co., Inc.	1,024	125,757
The Charles Schwab Corp.	8,356	180,490
The Goldman Sachs Group, Inc.	3,577	775,279

		4,017,895

Chemicals—1.7%
Air Products & Chemicals, Inc.	1,905	186,233
Ashland, Inc.	493	29,684
E. I. du Pont de Nemours & Co.	8,117	402,279
Eastman Chemical Co.	741	49,447
Ecolab, Inc.	1,536	72,499
Hercules, Inc.	1,022	21,482
International Flavors & Fragrances, Inc.	787	41,601
Monsanto Co.	4,810	412,409
PPG Industries, Inc.	1,447	109,321
Praxair, Inc.	2,820	236,203
Rohm & Haas Co.	1,211	67,416
Sigma-Aldrich Corp.	1,158	56,441
The Dow Chemical Co.	8,377	360,714

		2,045,729

Commercial Banks—3.5%
BB&T Corp.	4,867	196,578
Comerica, Inc.	1,349	69,177
Commerce Bancorp, Inc.	1,695	65,732
Fifth Third Bancorp	4,723	160,015
First Horizon National Corp.	1,113	29,673
Huntington Bancshares, Inc.	3,226	54,777
KeyCorp.	3,433	110,989
M&T Bank Corp.	662	68,484
Marshall & Ilsley Corp.	2,350	102,859
National City Corp.	5,583	140,077
PNC Financial Services Group, Inc.	3,016	205,390
Regions Financial Corp.	6,206	182,953
SunTrust Banks, Inc.	3,078	232,912
Synovus Financial Corp.	2,887	80,980

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
U.S. Bancorp	15,222	$495,172
Wachovia Corp.	16,780	841,517
Wells Fargo & Co.	29,472	1,049,793
Zions Bancorp	949	65,168

		4,152,246

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (a)	2,542	32,411
Avery Dennison Corp.	939	53,542
Cintas Corp.	1,189	44,112
Equifax, Inc.	1,258	47,955
Monster Worldwide, Inc. (a)	1,167	39,748
Pitney Bowes, Inc.	1,939	88,069
R.R. Donnelley & Sons Co.	1,958	71,584
Robert Half International, Inc.	1,445	43,148
Waste Management, Inc.	4,577	172,736

		593,305

Communications Equipment—2.9%
Avaya, Inc. (a)	4,028	68,315
Ciena Corp. (a)	757	28,827
Cisco Systems, Inc. (a)	53,706	1,778,206
Corning, Inc. (a)	13,869	341,871
JDS Uniphase Corp.	1,866	27,915
Juniper Networks, Inc. (a)	4,533	165,953
Motorola, Inc.	20,408	378,160
QUALCOMM, Inc.	14,762	623,842
Tellabs, Inc. (a)	3,864	36,785

		3,449,874

Computers & Peripherals—4.3%
Apple, Inc. (a)	7,668	1,177,345
Dell, Inc. (a)	20,029	552,800
EMC Corp. (a)	18,492	384,634
Hewlett-Packard Co.	22,732	1,131,826
International Business Machines Corp.	11,996	1,413,129
Lexmark International, Inc. (Class A) (a)	833	34,594
Network Appliance, Inc. (a)	3,137	84,417
QLogic Corp. (a)	1,295	17,418
SanDisk Corp. (a)	2,009	110,696
Sun Microsystems, Inc. (a)	31,191	174,981
Teradata Corp. (a)	1,591	41,493

		5,123,333

Construction & Engineering—0.1%
Fluor Corp.	779	112,160

Construction Materials—0.1%
Vulcan Materials Co.	843	75,153

Consumer Finance—1.0%
American Express Co.	10,430	619,229
Capital One Financial Corp.	3,683	244,662
Discover Financial Services, LLC (a)	4,208	87,526
SLM Corp.	3,638	180,700

		1,132,117

Security Description	Shares	Value

Containers & Packaging—0.2%
Ball Corp.	903	$48,536
Bemis Co., Inc.	921	26,810
Pactiv Corp. (a)	1,152	33,016
Sealed Air Corp.	1,424	36,398
Temple-Inland, Inc.	934	49,157

		193,917

Distributors—0.1%
Genuine Parts Co.	1,498	74,900

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a)	1,253	75,368
H&R Block, Inc.	2,862	60,617

		135,985

Diversified Financial Services—5.0%
Bank of America Corp.	39,126	1,966,864
CIT Group, Inc.	1,682	67,617
Citigroup, Inc.	43,863	2,047,086
CME Group, Inc.	469	275,467
IntercontinentalExchange, Inc. (a)	612	92,963
JPMorgan Chase & Co.	29,837	1,367,131
Leucadia National Corp.	1,452	70,016
Moody’s Corp.	1,953	98,431

		5,985,575

Diversified Telecommunication Services—3.2%
AT&T, Inc.	53,777	2,275,305
CenturyTel, Inc.	987	45,619
Citizens Communications Co.	3,000	42,960
Embarq Corp.	1,345	74,782
Qwest Communications International, Inc. (a)	14,087	129,037
Verizon Communications, Inc.	25,593	1,133,258
Windstream Corp.	4,209	59,431

		3,760,392

Electric Utilities—1.7%
Allegheny Energy, Inc. (a)	1,464	76,509
American Electric Power Co., Inc.	3,520	162,202
Edison International	2,873	159,308
Entergy Corp.	1,726	186,908
Exelon Corp.	5,945	448,015
FirstEnergy Corp.	2,688	170,258
FPL Group, Inc.	3,587	218,377
Pinnacle West Capital Corp.	884	34,927
PPL Corp.	3,378	156,401
Progress Energy, Inc.	2,283	106,958
The Southern Co.	6,669	241,951

		1,961,814

Electrical Equipment—0.5%
Cooper Industries, Ltd. (Class A)	1,620	82,766
Emerson Electric Co.	6,984	371,688
Rockwell Automation, Inc.	1,345	93,491

		547,945

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (a)	3,408	$125,687
Jabil Circuit, Inc.	1,830	41,797
Molex, Inc.	1,266	34,094
Solectron Corp. (a)	8,058	31,426
Tektronix, Inc.	669	18,558
Tyco Electronics, Ltd.	4,384	155,325

		406,887

Energy Equipment & Services—2.4%
Baker Hughes, Inc.	2,818	254,663
BJ Services Co.	2,571	68,260
ENSCO International, Inc.	1,305	73,210
Halliburton Co.	7,849	301,402
Nabors Industries, Ltd. (a)	2,479	76,279
National Oilwell Varco, Inc. (a)	1,571	227,009
Noble Corp.	2,367	116,101
Rowan Cos., Inc. (a)	974	35,629
Schlumberger, Ltd.	10,511	1,103,655
Smith International, Inc. (a)	1,768	126,235
Transocean, Inc.	2,551	288,391
Weatherford International, Ltd. (a)	2,972	199,659

		2,870,493

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	3,862	237,011
CVS Caremark Corp.	13,058	517,488
Safeway, Inc.	3,871	128,169
Supervalu, Inc.	1,852	72,246
Sysco Corp.	5,378	191,403
The Kroger Co.	6,238	177,908
Wal-Mart Stores, Inc.	21,164	923,809
Walgreen Co.	8,761	413,870
Whole Foods Market, Inc.	1,225	59,976

		2,721,880

Food Products—1.4%
Archer-Daniels-Midland Co.	5,674	187,696
Campbell Soup Co.	1,981	73,297
ConAgra Foods, Inc.	4,318	112,829
Dean Foods Co. (a)	1,142	29,212
General Mills, Inc.	2,911	168,867
H.J. Heinz Co.	2,814	130,007
Hershey Co.	1,491	69,197
Kellogg Co.	2,339	130,984
Kraft Foods, Inc. (Class A)	13,902	479,758
McCormick & Co., Inc.	1,143	41,114
Sara Lee Corp.	6,388	106,616
Tyson Foods, Inc. (Class A)	2,425	43,286
Wm. Wrigley Jr., Co.	1,916	123,065

		1,695,928

Gas Utilities—0.1%
Nicor, Inc.	398	17,074
Questar Corp.	1,522	79,951

		97,025

Security Description	Shares	Value

Health Care Equipment & Supplies—1.8%
Applera Corp.—Applied Biosystems Group	1,617	$56,013
Bausch & Lomb, Inc.	489	31,296
Baxter International, Inc.	5,685	319,952
Becton, Dickinson & Co.	2,146	176,079
Boston Scientific Corp. (a)	11,763	164,094
C.R. Bard, Inc.	912	80,429
Covidien, Ltd. (a)	4,384	181,936
Hospira, Inc. (a)	1,385	57,408
Medtronic, Inc.	10,000	564,100
St. Jude Medical, Inc. (a)	3,006	132,474
Stryker Corp.	2,092	143,846
Varian Medical Systems, Inc. (a)	1,114	46,666
Zimmer Holdings, Inc. (a)	2,083	168,702

		2,122,995

Health Care Providers & Services—2.2%
Aetna, Inc.	4,509	244,704
AmerisourceBergen Corp.	1,589	72,029
Cardinal Health, Inc.	3,214	200,972
CIGNA Corp.	2,494	132,905
Coventry Health Care, Inc. (a)	1,378	85,725
Express Scripts, Inc. (a)	2,274	126,935
Humana, Inc. (a)	1,486	103,842
Laboratory Corp. of America Holdings (a)	1,034	80,890
Manor Care, Inc.	645	41,538
McKesson Corp.	2,610	153,442
Medco Health Solutions, Inc. (a)	2,388	215,851
Patterson Cos., Inc. (a)	1,234	47,645
Quest Diagnostics, Inc.	1,378	79,607
Tenet Healthcare Corp. (a)	4,178	14,038
UnitedHealth Group, Inc.	11,682	565,759
WellPoint, Inc. (a)	5,324	420,170

		2,586,052

Health Care Technology—0.0%
IMS Health, Inc.	1,719	52,670

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	3,847	186,310
Darden Restaurants, Inc.	1,249	52,283
Harrah’s Entertainment, Inc.	1,651	143,521
Hilton Hotels Corp.	3,442	160,019
International Game Technology	2,959	127,533
Marriott International, Inc.	2,817	122,455
McDonald’s Corp.	10,508	572,371
Starbucks Corp. (a)	6,571	172,160
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,850	112,387
Wendy’s International, Inc.	770	26,881
Wyndham Worldwide Corp.	1,574	51,564
Yum! Brands, Inc.	4,584	155,077

		1,882,561

Household Durables—0.5%
Black & Decker Corp.	579	48,231
Centex Corp.	1,057	28,084

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
D.R. Horton, Inc.	2,409	$30,859
Fortune Brands, Inc.	1,351	110,093
Harman International Industries, Inc.	575	49,749
KB Home	678	16,991
Leggett & Platt, Inc.	1,540	29,506
Lennar Corp. (Class A)	1,229	27,837
Newell Rubbermaid, Inc.	2,436	70,206
Pulte Homes, Inc.	1,872	25,478
Snap-On, Inc.	511	25,315
The Stanley Works	724	40,638
Whirlpool Corp.	688	61,301

		564,288

Household Products—2.2%
Colgate-Palmolive Co.	4,497	320,726
Kimberly-Clark Corp.	3,753	263,686
Procter & Gamble Co.	27,517	1,935,545
The Clorox Co.	1,220	74,408

		2,594,365

Independent Power Producers & Energy Traders—0.5%
Constellation Energy Group	1,592	136,578
Dynegy, Inc. (a)	4,369	40,369
The AES Corp. (a)	5,895	118,136
TXU Corp.	4,066	278,399

		573,482

Industrial Conglomerates—3.9%
3M Co.	6,312	590,677
General Electric Co.	90,345	3,740,283
Textron, Inc.	2,202	136,987
Tyco International, Ltd.	4,383	194,342

		4,662,289

Insurance—4.5%
ACE, Ltd.	2,901	175,714
Aflac, Inc.	4,307	245,671
AMBAC Financial Group, Inc.	897	56,430
American International Group, Inc.	22,611	1,529,634
Aon Corp.	2,581	115,655
Assurant, Inc.	851	45,529
Cincinnati Financial Corp.	1,516	65,658
Genworth Financial, Inc. (Class A)	3,903	119,939
Lincoln National Corp.	2,387	157,470
Loews Corp.	3,920	189,532
Marsh & McLennan Cos., Inc.	4,779	121,864
MBIA, Inc.	1,116	68,132
MetLife, Inc. (b)	6,550	456,731
Principal Financial Group, Inc.	2,342	147,757
Prudential Financial, Inc.	4,047	394,906
SAFECO Corp.	918	56,200
The Allstate Corp.	5,158	294,986
The Chubb Corp.	3,468	186,024
The Hartford Financial Services Group, Inc.	2,801	259,233
The Progressive Corp.	6,384	123,913

Security Description	Shares	Value

Insurance—(Continued)
The Travelers Cos., Inc.	5,789	$291,418
Torchmark Corp.	844	52,598
UnumProvident Corp.	3,181	77,839
XL Capital, Ltd. (Class A)	1,603	126,958

		5,359,791

Internet & Catalog Retail—0.3%
Amazon.com, Inc. (a)	2,695	251,039
IAC/InterActiveCorp (a)	1,684	49,965

		301,004

Internet Software & Services—1.7%
Akamai Technologies, Inc. (a)	1,460	41,946
eBay, Inc. (a)	10,060	392,541
Google, Inc. (a)	2,037	1,155,529
VeriSign, Inc. (a)	2,150	72,541
Yahoo!, Inc. (a)	11,878	318,806

		1,981,363

IT Services—0.8%
Affiliated Computer Services, Inc. (a)	878	44,111
Automatic Data Processing, Inc.	4,682	215,044
Cognizant Technology Solutions Corp. (Class A) (a)	1,275	101,707
Computer Sciences Corp. (a)	1,534	85,750
Convergys Corp. (a)	1,195	20,745
Electronic Data Systems Corp.	4,487	97,996
Fidelity National Information Services, Inc.	1,498	66,466
Fiserv, Inc. (a)	1,471	74,815
Paychex, Inc.	2,999	122,959
The Western Union Co.	6,812	142,848
Unisys Corp. (a)	3,085	20,423

		992,864

Leisure Equipment & Products—0.2%
Brunswick Corp.	783	17,899
Eastman Kodak Co.	2,530	67,703
Hasbro, Inc.	1,410	39,311
Mattel, Inc.	3,479	81,617

		206,530

Life Sciences Tools & Services—0.3%
Millipore Corp. (a)	476	36,081
PerkinElmer, Inc.	1,069	31,225
Thermo Fisher Scientific, Inc. (a)	3,761	217,085
Waters Corp. (a)	880	58,890

		343,281

Machinery—1.8%
Caterpillar, Inc.	5,636	442,032
Cummins, Inc.	918	117,403
Danaher Corp.	2,174	179,812
Deere & Co.	1,957	290,458
Dover Corp.	1,804	91,914
Eaton Corp.	1,285	127,266

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Illinois Tool Works, Inc.	3,699	$220,608
Ingersoll-Rand Co., Ltd. (Class A)	2,528	137,700
ITT Industries, Inc.	1,597	108,484
PACCAR, Inc.	2,192	186,868
Pall Corp.	1,081	42,051
Parker-Hannifin Corp.	1,025	114,626
Terex Corp.	899	80,029

		2,139,251

Media—3.0%
CBS Corp. (Class B)	6,039	190,228
Clear Channel Communications, Inc.	4,390	164,362
Comcast Corp. (Class A)	27,251	658,929
Dow Jones & Co., Inc.	575	34,328
E.W. Scripps Co. (Class A)	791	33,222
Gannett Co., Inc.	2,053	89,716
Interpublic Group of Cos., Inc.	4,157	43,150
Meredith Corp.	339	19,425
News Corp. (Class A)	20,412	448,860
Omnicom Group, Inc.	2,895	139,221
The DIRECTV Group, Inc. (a)	6,697	162,603
The McGraw-Hill Cos., Inc.	2,988	152,119
The New York Times Co. (Class A)	1,269	25,075
The Walt Disney Co.	17,114	588,550
Time Warner, Inc.	32,882	603,714
Tribune Co.	678	18,523
Viacom, Inc. (Class B) (a)	6,054	235,924

		3,607,949

Metals & Mining—1.0%
Alcoa, Inc.	7,795	304,940
Allegheny Technologies, Inc.	902	99,175
Freeport-McMoRan Copper & Gold, Inc. (Class B)	3,366	353,060
Newmont Mining Corp.	3,981	178,070
Nucor Corp.	2,539	150,994
United States Steel Corp.	1,043	110,496

		1,196,735

Multi-Utilities—1.2%
Ameren Corp.	1,830	96,075
CenterPoint Energy, Inc.	2,831	45,381
CMS Energy Corp.	1,980	33,304
Consolidated Edison, Inc.	2,389	110,611
Dominion Resources, Inc.	2,566	216,314
DTE Energy Co.	1,505	72,902
Duke Energy Holding Corp.	11,112	207,683
Integrys Energy Group, Inc.	670	34,324
NiSource, Inc.	2,417	46,261
PG&E Corp.	3,116	148,945
Public Service Enterprise Group, Inc.	2,242	197,274
Sempra Energy	2,328	135,303
TECO Energy, Inc.	1,856	30,494
Xcel Energy, Inc.	3,702	79,741

		1,454,612

Security Description	Shares	Value

Multiline Retail—0.9%
Big Lots, Inc. (a)	897	$26,766
Dillard’s, Inc. (Class A)	536	11,701
Family Dollar Stores, Inc.	1,283	34,076
J.C. Penney Co., Inc.	1,954	123,825
Kohl’s Corp. (a)	2,802	160,639
Macy’s, Inc.	3,822	123,527
Nordstrom, Inc.	1,744	81,776
Sears Holdings Corp. (a)	668	84,970
Target Corp.	7,465	474,550

		1,121,830

Mutual Funds—0.6%
SPDR Trust Series 1	4,500	686,610

Office Electronics—0.1%
Xerox Corp.	8,251	143,072

Oil, Gas & Consumable Fuels—9.3%
Anadarko Petroleum Corp.	4,090	219,837
Apache Corp.	2,928	263,696
Chesapeake Energy Corp.	3,618	127,571
Chevron Corp.	18,796	1,758,930
ConocoPhillips	14,348	1,259,324
Consol Energy, Inc.	1,607	74,886
Devon Energy Corp.	3,933	327,226
El Paso Corp.	6,177	104,824
EOG Resources, Inc.	2,159	156,160
Exxon Mobil Corp.	48,904	4,526,554
Hess Corp.	2,439	162,267
Marathon Oil Corp.	6,006	342,462
Murphy Oil Corp.	1,662	116,157
Occidental Petroleum Corp.	7,325	469,386
Peabody Energy Corp.	2,341	112,064
Spectra Energy Corp.	5,573	136,427
Sunoco, Inc.	1,061	75,097
Tesoro Corp.	1,207	55,546
The Williams Cos., Inc.	5,292	180,245
Valero Energy Corp.	4,883	328,040
XTO Energy, Inc.	3,402	210,380

		11,007,079

Paper & Forest Products—0.3%
International Paper Co.	3,788	135,875
MeadWestvaco Corp.	1,617	47,750
Weyerhaeuser Co.	1,903	137,587

		321,212

Personal Products—0.2%
Avon Products, Inc.	3,815	143,177
The Estee Lauder Cos., Inc. (Class A)	1,010	42,885

		186,062

Pharmaceuticals—6.1%
Abbott Laboratories	13,627	730,680
Allergan, Inc.	2,712	174,843

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Barr Pharmaceuticals, Inc. (a)	945	$53,780
Bristol-Myers Squibb Co.	17,440	502,621
Eli Lilly & Co.	8,701	495,348
Forest Laboratories, Inc. (a)	2,787	103,927
Johnson & Johnson	25,522	1,676,795
King Pharmaceuticals, Inc. (a)	2,152	25,221
Merck & Co., Inc.	19,190	991,931
Mylan Laboratories, Inc.	2,193	35,000
Pfizer, Inc.	61,079	1,492,160
Schering-Plough Corp.	14,279	451,645
Watson Pharmaceuticals, Inc. (a)	903	29,257
Wyeth	11,856	528,185

		7,291,393

Real Estate Investment Trusts—1.2%
Apartment Investment & Management Co. (Class A)	853	38,496
Archstone-Smith Trust	1,972	118,596
AvalonBay Communities, Inc.	703	82,996
Boston Properties, Inc.	1,050	109,095
Developers Diversified Realty Corp.	1,095	61,178
Equity Residential	2,443	103,485
General Growth Properties, Inc.	2,165	116,087
Host Hotels & Resorts, Inc.	4,605	103,336
Kimco Realty Corp.	2,224	100,547
Plum Creek Timber Co., Inc.	1,539	68,886
ProLogis	2,266	150,349
Public Storage, Inc.	1,098	86,358
Simon Property Group, Inc.	1,970	197,000
Vornado Realty Trust	1,180	129,033

		1,465,442

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc. (a)	1,738	48,386

Road & Rail—0.7%
Burlington Northern Santa Fe Corp.	2,649	215,019
CSX Corp.	3,871	165,408
Norfolk Southern Corp.	3,471	180,180
Ryder System, Inc.	527	25,823
Union Pacific Corp.	2,349	265,578

		852,008

Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (a)	4,849	64,007
Altera Corp. (a)	3,139	75,587
Analog Devices, Inc.	2,744	99,223
Applied Materials, Inc.	12,151	251,526
Broadcom Corp. (a)	4,136	150,716
Intel Corp.	51,493	1,331,609
KLA-Tencor Corp.	1,703	94,993
Linear Technology Corp.	1,957	68,475
LSI Logic Corp. (a)	6,313	46,843
MEMC Electronic Materials, Inc. (a)	1,985	116,837
Microchip Technology, Inc.	1,917	69,625
Micron Technology, Inc. (a)	6,673	74,070

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
National Semiconductor Corp.	2,119	$57,467
Novellus Systems, Inc. (a)	1,091	29,741
NVIDIA Corp. (a)	4,839	175,365
Teradyne, Inc. (a)	1,672	23,074
Texas Instruments, Inc.	12,601	461,071
Xilinx, Inc.	2,609	68,199

		3,258,428

Software—3.2%
Adobe Systems, Inc. (a)	5,188	226,508
Autodesk, Inc.	2,028	101,339
BMC Software, Inc. (a)	1,774	55,402
CA, Inc.	3,426	88,117
Citrix Systems, Inc. (a)	1,585	63,907
Compuware Corp. (a)	2,671	21,422
Electronic Arts, Inc. (a)	2,743	153,581
Intuit, Inc. (a)	2,988	90,536
Microsoft Corp.	71,094	2,094,429
Novell, Inc. (a)	3,084	23,562
Oracle Corp. (a)	34,714	751,558
Symantec Corp. (a)	7,930	153,683

		3,824,044

Specialty Retail—1.6%
Abercrombie & Fitch Co. (Class A)	764	61,655
AutoNation, Inc. (a)	1,336	23,674
AutoZone, Inc. (a)	404	46,921
Bed Bath & Beyond, Inc. (a)	2,392	81,615
Best Buy Co., Inc.	3,510	161,530
Circuit City Stores, Inc.	1,485	11,746
Limited Brands, Inc.	2,811	64,344
Lowe’s Cos., Inc.	13,037	365,297
Office Depot, Inc. (a)	2,405	49,591
OfficeMax, Inc.	664	22,755
RadioShack Corp.	1,214	25,081
Staples, Inc.	6,295	135,280
The Gap, Inc.	4,363	80,454
The Home Depot, Inc.	14,889	482,999
The Sherwin-Williams Co.	957	62,884
Tiffany & Co.	1,205	63,082
TJX Cos., Inc.	3,920	113,954

		1,852,862

Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc. (a)	3,290	155,518
Jones Apparel Group, Inc.	823	17,390
Liz Claiborne, Inc.	901	30,932
Nike, Inc.	3,409	199,972
Polo Ralph Lauren Corp.	528	41,052
VF Corp.	784	63,308

		508,172

Thrifts & Mortgage Finance—1.2%
Countrywide Financial Corp.	5,079	96,552
Federal Home Loan Mortgage Corp.	5,733	338,304

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Federal National Mortgage Association	8,583	$521,932
Hudson City Bancorp, Inc.	4,689	72,117
MGIC Investment Corp.	722	23,328
Sovereign Bancorp, Inc.	3,168	53,983
Washington Mutual, Inc.	7,721	272,628

		1,378,844

Tobacco—1.2%
Altria Group, Inc.	18,563	1,290,686
Reynolds American, Inc.	1,509	95,957
UST, Inc.	1,405	69,688

		1,456,331

Security Description	Shares	Value

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	633	$57,723

Wireless Telecommunication Services—0.6%
ALLTEL Corp.	3,090	215,311
Sprint Nextel Corp.	25,099	476,881

		692,192

Total Common Stock (Identified Cost $98,506,294)		119,417,827

Total Investments—100.6% (Identified Cost $98,506,294) (c)		119,417,827
Liabilities in excess of other assets		(688,738)

Total Net Assets—100%		$118,729,089

(a)	Non-Income Producing.
(b)	Affiliated Issuer. See below.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $98,506,294 and the composition of unrealized appreciation and depreciation of investment securities was $23,569,418 and $(2,657,885), respectively.

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2006	Shares Purchased Since 12/31/2006	Shares Sold Since 12/31/2006	Number of Shares Held on 9/30/2007	Realized Gain on Shares Sold	Income for Nine Months Ended 9/30/2007
MetLife, Inc.	8,180	41	(1,671)	6,550	$46,229	$0

Futures Contracts
Futures Contracts Long		Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2007	Net Unrealized Appreciation
S&P 500 Index Futures		12/20/2007	1	$371,492	$384,525	$13,033

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President

Date:	November 20, 2007

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer

Date:	November 20, 2007

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.